Distribution of Profits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings Adjustments [Line Items]
Percentage of subsidiaries registered capital balance upto which appropriations to statutory surplus reserve is required	50.00%
Amount of restricted portion	$ 29,105	$ 27,162
Minimum
Retained Earnings Adjustments [Line Items]
Percentage of pre tax income that is required to be appropriated to the statutory surplus reserve	10.00%